Investments (Schedule of Held-To-Maturity Investments) (Details) - Certificates of Deposit Commercial Paper [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	$ 6,690	$ 10,699
Gross Unrealized Losses	5	2
Estimated Fair Value	6,685	10,697
Less than 1 year	6,690	6,690
Total	$ 10,699	$ 10,699